Convertible Preferred Stock and Stockholders' Equity - Schedule of Estimated Fair Value of Option Award Granted Determined Using Black-Scholes Option-Pricing Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.61%	1.69%	1.85%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	44.89%	43.72%	87.00%
Expected term (in years)	5 years 4 months 24 days	5 years 9 months 18 days	6 years
Stock options issued and outstanding
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		0.39%	0.34%
Expected dividend yield		0.00%	0.00%
Expected volatility		45.13%	45.43%
Expected term (in years)		1 year 2 months 23 days	1 year 3 months 7 days